Commitments and Contingencies (Details)	Nov. 12, 2025 USD ($)	Jan. 10, 2025 USD ($)	Sep. 30, 2023 USD ($)	Mar. 15, 2023 USD ($)	Mar. 15, 2023 CNY (¥)	Jan. 09, 2026 CNY (¥)	Dec. 24, 2025 USD ($)	Dec. 24, 2025 CNY (¥)	Nov. 28, 2025 USD ($)	Nov. 28, 2025 CNY (¥)	Sep. 19, 2025 CNY (¥)	Apr. 30, 2017 USD ($)
Commitment and Contingencies [Line Items]
Guarantee contract				$ 2,740,665	¥ 20,000,000
Settlement amount (in Yuan Renminbi) | ¥											¥ 19,240,000
Deposit							$ 14,000,000	¥ 100,000,000	$ 14,000,000	¥ 100,000,000
Bank loan (in Yuan Renminbi) | ¥								¥ 100,000,000		¥ 96,600,000
Paid settlement amount			$ 710,000
Plantiff damages	$ 33,033,699
Payments for Other Fees	$ 1,847,659.71
Post-judgment interest	7.25%
Applicable interest		$ 6,932,581.78
Shanghai Pudong Development Bank [Member]
Commitment and Contingencies [Line Items]
Principal amount												$ 2,900,000
Subsequent Event [Member]
Commitment and Contingencies [Line Items]
Settlement amount (in Yuan Renminbi) | ¥						¥ 19,240,000